Inventories (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Summary of Inventories

	December 31,		December 31,
	2020		2019
Finished products	Ps.	36,603	Ps.	32,853
Raw materials		4,756		5,331
Spare parts		1,118		1,198
Work in process		114		113
Inventories in transit		1,443		1,528
	Ps.	44,034	Ps.	41,023

Summary of Changes in Inventories

For the years ended 2020,  2019 and 2018, changes in inventories are comprised of the following and included in the consolidated income statement under the cost of goods sold caption:

	2020		2019		2018
Changes in inventories of finished goods and work in progress	Ps.	209,410	Ps.	221,540	Ps.	204,688
Raw materials and consumables used		79,896		84,502		79,825
Total	Ps.	289,306	Ps.	306,042	Ps.	284,513